UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C 20549 FORM 13F FORM 13F COVER PAGE Report for the Calendar Year or Quarter Ended: March 31, 2003 Check here if Amendment [ ]; Amendment Number: This Amendment (Check only one.): [ ] is a restatement. [ ] adds new holdings entries. Institutional Investment Manager Filing this Report: Name : White Oak Capital Management, Inc. Address: 380 Madison Avenue, 22nd Floor NEW YORK, NY 10017 13F File Number: 28-3556 The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral part of this form. Person signing this report on behalf of Reporting Manager: Name: Robert R. Cole Title: President Phone: (212) 490-0600 Signature, Place, and Date of signing: Robert R. Cole, New York, New York March 31,2003 Report Type (Check only One) [X] 13F Holdings Report [ ] 13F Notice [ ] 13F Combination Report List of Other Managers reporting for this Manager: NONE I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934 FORM 13F SUMMARY PAGE Report Summary Number of Other Included Managers: NONE Form 13F Information Table Entry Total: 171 Form 13F Information Table Value Total : $ 289,140 VALUE SHARES/ SH/ PUT/ INVSTMT -----VOTING AUTHORITY----- NAME OF ISSUER -TITLE OF CLASS- --CUSIP-- X$1000 PRN AMT PRN CALL DSCRETN -MANAGERS-- SOLE SHARED NONE ***BP P L C SPONSORED ADR COMMON STOCK 055622104 939 24341 SH SOLE 0 292 24049 ***BP P L C SPONSORED ADR COMMON STOCK 055622104 1518 39329 SH DEFINED 0 39329 ***MAGNA INTERNATIONAL INC COMMON STOCK 559222401 497 9500 SH SOLE 0 4900 4600 ***NOKIA CORP-SPONSORED ADR COMMON STOCK 654902204 948 67640 SH SOLE 0 10900 56740 ***NOKIA CORP-SPONSORED ADR COMMON STOCK 654902204 718 51220 SH DEFINED 0 51220 ***ROYAL DUTCH PETROLEUM CO COMMON STOCK 780257804 603 14806 SH SOLE 0 14806 ***ROYAL DUTCH PETROLEUM CO COMMON STOCK 780257804 2091 51324 SH DEFINED 0 51324 ***SCHLUMBERGER LTD COMMON STOCK 806857108 472 12405 SH SOLE 0 12405 ***SCHLUMBERGER LTD COMMON STOCK 806857108 975 25650 SH DEFINED 0 25650 ***TARO PHARMACEUTICAL COMMON STOCK M8737E108 234 6100 SH SOLE 0 2000 4100 ***VODAFONE GROUP PLC NEW COMMON STOCK 92857W100 275 15120 SH DEFINED 0 15120 3M COMPANY COMMON STOCK 88579Y101 204 1570 SH SOLE 0 700 870 ABBOTT LABORATORIES COMMON STOCK 002824100 2061 54790 SH SOLE 0 54790 ABBOTT LABORATORIES COMMON STOCK 002824100 5244 139430 SH DEFINED 0 139430 AFFYMETRIX INC COMMON STOCK 00826T108 356 13700 SH SOLE 0 8500 5200 ALLERGAN INC COMMON STOCK 018490102 651 9550 SH SOLE 0 4700 4850 ALLIANT TECHSYSTEMS INC-W/RTS COMMON STOCK 018804104 757 14023 SH SOLE 0 7950 6073 Altria Group COM 718154107 2547 85000 SH Sole 85000 ALTRIA GROUP INC COMMON STOCK 02209S103 5425 181087 SH DEFINED 0 181087 AMAZON.COM INC COMMON STOCK 023135106 976 37490 SH SOLE 0 9200 28290 AMER INTERNATIONAL GROUP INC COMMON STOCK 026874107 7686 155430 SH SOLE 0 27844 127586 AMER INTERNATIONAL GROUP INC COMMON STOCK 026874107 20471 413964 SH DEFINED 0 413964 Amer Supercond. COM 030111108 581 161500 SH Sole 161500 AMERADA HESS CORP COMMON STOCK 023551104 249 5618 SH DEFINED 0 5618 AMERICAN EXPRESS COMPANY COMMON STOCK 025816109 826 24870 SH SOLE 0 13800 11070 Amgen COM 031162100 259 4500 SH Sole 4500 AMGEN CORP COMMON STOCK 031162100 3153 54779 SH SOLE 0 6000 48779 AMGEN CORP COMMON STOCK 031162100 4334 75300 SH DEFINED 0 75300 ANADARKO PETROLEUM CORP COMMON STOCK 032511107 1084 23820 SH SOLE 0 23820 ANHEUSER BUSCH COMPANIES INC COMMON STOCK 035229103 242 5200 SH SOLE 0 5200 AOL TIME WARNER INC COMMON STOCK 00184A105 1183 108936 SH SOLE 0 25800 83136 AOL TIME WARNER INC COMMON STOCK 00184A105 596 54857 SH DEFINED 0 54857 APPLIED MATERIALS INC COMMON STOCK 038222105 488 38780 SH SOLE 0 16000 22780 APPLIED MATERIALS INC COMMON STOCK 038222105 2065 164158 SH DEFINED 0 164158 AUTOMATIC DATA PROCESSING INC COMMON STOCK 053015103 3361 109166 SH SOLE 0 4500 104666 AUTOMATIC DATA PROCESSING INC COMMON STOCK 053015103 5528 179547 SH DEFINED 0 179547 Avaya Inc. COM 053499109 108 53000 SH Sole 53000 BANK OF AMER CORP COMMON STOCK 060505104 255 3813 SH SOLE 0 3813 BECKMAN COULTER INC COMMON STOCK 075811109 260 7650 SH SOLE 0 2950 4700 BECTON DICKINSON & CO COMMON STOCK 075887109 310 8996 SH DEFINED 0 8996 BERKSHIRE HATHAWAY INC CL B COMMON STOCK 084670207 241 113 SH SOLE 0 113 BIOMET INC COMMON STOCK 090613100 540 17625 SH SOLE 0 7000 10625 BROADCOM CORP CL A COMMON STOCK 111320107 204 16500 SH SOLE 0 14500 2000 BROCADE COMMUNICATIONS SYS INC COMMON STOCK 111621108 67 13800 SH SOLE 0 10000 3800 BUCKEYE PARTNERS L P COMMON STOCK 118230101 288 8000 SH DEFINED 0 8000 CARNIVAL CORP-CL A COMMON STOCK 143658102 615 25500 SH SOLE 0 7400 18100 CHEESECAKE FACTORY INC COMMON STOCK 163072101 1631 50556 SH SOLE 0 17375 33181 CHELSEA PPTY GROUP INC COMMON STOCK 163421100 305 8200 SH DEFINED 0 8200 CHEVRONTEXACO CORP COMMON STOCK 166764100 1604 24816 SH SOLE 0 24816 CHEVRONTEXACO CORP COMMON STOCK 166764100 2536 39225 SH DEFINED 0 39225 Choicepoint COM 170388102 273 8066 SH Sole 8066 CISCO SYSTEMS INC COMMON STOCK 17275R102 6322 487087 SH SOLE 0 12000 475087 CISCO SYSTEMS INC COMMON STOCK 17275R102 7567 582987 SH DEFINED 0 582987 Cisco Systems Inc. COM 17275R102 514 39600 SH Sole 39600 CITIGROUP INC COMMON STOCK 172967101 489 14200 SH SOLE 0 8600 5600 COCA-COLA CO COMMON STOCK 191216100 326 8050 SH SOLE 0 8050 COCA-COLA CO COMMON STOCK 191216100 345 8533 SH DEFINED 0 8533 COLGATE PALMOLIVE CO COMMON STOCK 194162103 5815 106823 SH SOLE 0 3400 103423 COLGATE PALMOLIVE CO COMMON STOCK 194162103 7302 134138 SH DEFINED 0 134138 COMCAST CORPORATION COMMON STOCK 20030N200 532 19352 SH DEFINED 0 19352 CONOCOPHILLIPS COMMON STOCK 20825C104 257 4800 SH SOLE 0 4800 COSTCO WHOLESALE CORP-NEW COMMON STOCK 22160K105 315 10500 SH SOLE 0 4400 6100 DELL COMPUTER CORP COMMON STOCK 247025109 412 15100 SH SOLE 0 11000 4100 E W SCRIPPS CO NEW-CL A COMMON STOCK 811054204 303 4000 SH SOLE 0 2400 1600 EBAY INC COMMON STOCK 278642103 883 10349 SH SOLE 0 3100 7249 ELECTRONIC ARTS COMMON STOCK 285512109 1569 26750 SH SOLE 0 6400 20350 ELI LILLY & CO COMMON STOCK 532457108 206 3600 SH DEFINED 0 3600 ENBRIDGE ENERGY PARTNERS L P COMMON STOCK 29250R106 228 5000 SH DEFINED 0 5000 Encana Corp. COM 292505104 793 24520 SH Sole 24520 EXXON MOBIL CORP COMMON STOCK 30231G102 1494 42739 SH SOLE 0 42739 EXXON MOBIL CORP COMMON STOCK 30231G102 2841 81284 SH DEFINED 0 81284 FANNIE MAE COMMON STOCK 313586109 1876 28700 SH SOLE 0 19000 9700 FIFTH THIRD BANCORP COMMON STOCK 316773100 267 5324 SH SOLE 0 5324 First American Corp. COM 318522307 251 10300 SH Sole 10300 First Republic Bank of San Fra COM 336158100 216 10000 SH Sole 10000 FREDDIE MAC-VOTING COMMON COMMON STOCK 313400301 3281 61796 SH SOLE 0 4000 57796 FREDDIE MAC-VOTING COMMON COMMON STOCK 313400301 5136 96722 SH DEFINED 0 96722 GANNETT CO INC COMMON STOCK 364730101 615 8733 SH DEFINED 0 8733 GAP INC COMMON STOCK 364760108 270 18662 SH SOLE 0 10125 8537 GENERAL ELECTRIC CO COMMON STOCK 369604103 3490 136878 SH SOLE 0 136878 GENERAL ELECTRIC CO COMMON STOCK 369604103 6745 264506 SH DEFINED 0 264506 GILLETTE CO COMMON STOCK 375766102 427 13800 SH SOLE 0 6300 7500 GlobalSantaFe Corp COM G3930E101 252 12200 SH Sole 12200 Gold Field's LTD ADR COM 38059T106 325 31000 SH Sole 31000 H J HEINZ CO COMMON STOCK 423074103 308 10550 SH SOLE 0 5000 5550 HARLEY DAVIDSON INC COMMON STOCK 412822108 1747 43998 SH SOLE 0 8000 35998 HERSHEY FOODS CORP COMMON STOCK 427866108 234 3737 SH SOLE 0 3737 HOME DEPOT INC COMMON STOCK 437076102 2189 89849 SH SOLE 0 5450 84399 HOME DEPOT INC COMMON STOCK 437076102 2879 118191 SH DEFINED 0 118191 HOOPER HOLMES INC COMMON STOCK 439104100 68 13500 SH SOLE 0 13500 HOUSEHOLD INTERNATIONAL INC COMMON STOCK 441815107 283 10000 SH SOLE 0 10000 Hughes Electronics COM 370442832 322 28747 SH Sole 28747 IDEC PHARMACEUTICALS CORP COMMON STOCK 449370105 267 7800 SH SOLE 0 7000 800 ILLINOIS TOOL WORKS INC COMMON STOCK 452308109 326 5600 SH SOLE 0 5600 INKINE PHARMACEUTICAL CO INC COMMON STOCK 457214104 18 10000 SH SOLE 0 10000 Intel COM 458140100 163 10000 SH Sole 10000 INTEL CORP COMMON STOCK 458140100 2449 150420 SH SOLE 0 3400 147020 INTEL CORP COMMON STOCK 458140100 1564 96060 SH DEFINED 0 96060 INTERNATIONAL BUSINESS COMMON STOCK 459200101 1054 13434 SH SOLE 0 13434 INTERNATIONAL BUSINESS COMMON STOCK 459200101 10053 128178 SH DEFINED 0 128178 J P MORGAN CHASE & CO COMMON STOCK 46625H100 1379 58162 SH DEFINED 0 58162 JDS UNIPHASE CORP COMMON STOCK 46612J101 112 39185 SH SOLE 0 18200 20985 JOHNSON & JOHNSON COMMON STOCK 478160104 8339 144096 SH SOLE 0 10656 133440 JOHNSON & JOHNSON COMMON STOCK 478160104 7017 121250 SH DEFINED 0 121250 JUNIPER NETWORKS COMMON STOCK 48203R104 157 19185 SH SOLE 0 13950 5235 KERR MCGEE CORP COMMON STOCK 492386107 479 11788 SH DEFINED 0 11788 KIMBERLY CLARK CORP COMMON STOCK 494368103 531 11672 SH SOLE 0 11672 KIMBERLY CLARK CORP COMMON STOCK 494368103 1763 38776 SH DEFINED 0 38776 KINDER MORGAN ENERGY PARTNERS COMMON STOCK 494550106 309 8340 SH DEFINED 0 8340 Kinder Morgan Llp COM 494550106 296 8000 SH Sole 8000 L-3 COMMUNICATIONS HLDINGS INC COMMON STOCK 502424104 2439 60728 SH SOLE 0 10300 50428 L-3 COMMUNICATIONS HLDINGS INC COMMON STOCK 502424104 2379 59225 SH DEFINED 0 59225 Liberty Media A COM 530718105 479 49200 SH Sole 49200 LIBERTY MEDIA CORP SER A NEW COMMON STOCK 530718105 722 74200 SH SOLE 0 60000 14200 LSI LOGIC CORP COMMON STOCK 502161102 60 13200 SH SOLE 0 8600 4600 MARSH & MCLENNAN COS INC COMMON STOCK 571748102 303 7100 SH SOLE 0 3900 3200 MCGRAW HILL COMPANIES INC COMMON STOCK 580645109 946 17021 SH DEFINED 0 17021 MERCK & CO INC COMMON STOCK 589331107 2745 50114 SH SOLE 0 50114 MERCK & CO INC COMMON STOCK 589331107 15506 283054 SH DEFINED 0 283054 METLIFE INC COMMON STOCK 59156R108 1091 41343 SH SOLE 0 37700 3643 MICROCHIP TECHNOLOGY INC COMMON STOCK 595017104 348 17474 SH SOLE 0 9787 7687 MICROSOFT CORP COMMON STOCK 594918104 4856 200596 SH SOLE 0 8000 192596 MICROSOFT CORP COMMON STOCK 594918104 4071 168150 SH DEFINED 0 168150 Morgan Stanley Instl Fund Inte 617440813 5117 487809 SH Sole 487809 NORTHROP GRUMMAN CORP COMMON STOCK 666807102 288 3360 SH SOLE 0 2400 960 OMNICOM GROUP INC COMMON STOCK 681919106 1165 21505 SH SOLE 0 21505 OMNICOM GROUP INC COMMON STOCK 681919106 2222 41025 SH DEFINED 0 41025 Online Resources COM 68273G101 498 189900 SH Sole 189900 ORACLE CORP COMMON STOCK 68389X105 1270 117089 SH SOLE 0 20800 96289 ORACLE CORP COMMON STOCK 68389X105 401 36975 SH DEFINED 0 36975 Pacific Capital Bancrp. COM 69404p101 241 8000 SH Sole 8000 PEPSICO INC COMMON STOCK 713448108 2060 51503 SH SOLE 0 51503 PEPSICO INC COMMON STOCK 713448108 4830 120750 SH DEFINED 0 120750 Peregrine Pharm COM 713661106 7 13500 SH Sole 13500 PFIZER INC COMMON STOCK 717081103 3818 122529 SH SOLE 0 50400 72129 PFIZER INC COMMON STOCK 717081103 3410 109450 SH DEFINED 0 109450 Pfizer Inc. COM 717081103 371 11900 SH Sole 11900 PHARMACIA CORP COMMON STOCK 71713U102 258 5952 SH SOLE 0 5952 PROCTER & GAMBLE CO COMMON STOCK 742718109 427 4799 SH SOLE 0 2600 2199 QUESTAR CORP COMMON STOCK 748356102 503 17005 SH SOLE 0 17005 QUESTAR CORP COMMON STOCK 748356102 582 19699 SH DEFINED 0 19699 Quinenco S.A. COM 748718103 234 51700 SH Sole 51700 REYNOLDS & REYNOLDS CO CLASS A COMMON STOCK 761695105 377 14900 SH DEFINED 0 14900 SCHERING PLOUGH CORP COMMON STOCK 806605101 190 10672 SH DEFINED 0 10672 Senetek Plc - Adr COM 817209307 12 25000 SH Sole 25000 SIEBEL SYSTEMS INC COMMON STOCK 826170102 133 16650 SH SOLE 0 11800 4850 SIEBEL SYSTEMS INC COMMON STOCK 826170102 93 11550 SH DEFINED 0 11550 SOUTHTRUST CORP COMMON STOCK 844730101 802 31396 SH DEFINED 0 31396 SUN MICROSYSTEMS INC COMMON STOCK 866810104 856 262624 SH SOLE 0 24400 238224 SUN MICROSYSTEMS INC COMMON STOCK 866810104 162 49750 SH DEFINED 0 49750 SYMMETRICOM INC COMMON STOCK 871543104 52 13804 SH DEFINED 0 13804 TARGET CORP COMMON STOCK 87612E106 557 19049 SH SOLE 0 11750 7299 TEXAS INSTRUMENTS INC COMMON STOCK 882508104 743 45384 SH SOLE 0 12000 33384 Tripath Imaging COM 896942109 642 151000 SH Sole 151000 Ultrapar Part Pfd COM 90400P101 327 47500 SH Sole 47500 UNIVISION COMMUNICATIONS INC COMMON STOCK 914906102 2344 95633 SH SOLE 0 11000 84633 UNIVISION COMMUNICATIONS INC COMMON STOCK 914906102 2040 83225 SH DEFINED 0 83225 US BANCORP DEL COMMON STOCK 902973304 843 44407 SH SOLE 0 44407 VALSPAR CORP COMMON STOCK 920355104 1088 26575 SH SOLE 0 26575 VALSPAR CORP COMMON STOCK 920355104 2018 49300 SH DEFINED 0 49300 VERIZON COMMUNICATIONS COMMON STOCK 92343V104 884 25007 SH SOLE 0 25007 VERIZON COMMUNICATIONS COMMON STOCK 92343V104 1597 45177 SH DEFINED 0 45177 Vodafone Group PLC COM 92857T107 226 12400 SH Sole 12400 W W GRAINGER INC COMMON STOCK 384802104 208 4850 SH SOLE 0 3700 1150 WAL-MART STORES INC COMMON STOCK 931142103 4088 78561 SH SOLE 0 78561 WAL-MART STORES INC COMMON STOCK 931142103 6100 117248 SH DEFINED 0 117248 WALT DISNEY CO HOLDING CO COMMON STOCK 254687106 1141 67025 SH SOLE 0 67025 WALT DISNEY CO HOLDING CO COMMON STOCK 254687106 2141 125800 SH DEFINED 0 125800 WASHINGTON MUTUAL INC COMMON STOCK 939322103 246 6975 SH DEFINED 0 6975 WEBEX COMMUNICATIONS INC COMMON STOCK 94767L109 291 28098 SH SOLE 0 12700 15398 YAHOO INC COMMON STOCK 984332106 487 20280 SH SOLE 0 7700 12580 REPORT SUMMARY 171 DATA RECORDS 289140 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED